Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2017
Registrant Name	Dreyfus International Funds, Inc.
Central Index Key	0000897469
Amendment Flag	false
Document Creation Date	Sep. 28, 2017
Document Effective Date	Sep. 28, 2017
Prospectus Date	Sep. 29, 2017
Class A, C, I, & Y Prospectus | Dreyfus Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	DRFMX
Class A, C, I, & Y Prospectus | Dreyfus Emerging Markets Fund | Class C
Prospectus:
Trading Symbol	DCPEX
Class A, C, I, & Y Prospectus | Dreyfus Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	DRPEX
Class A, C, I, & Y Prospectus | Dreyfus Emerging Markets Fund | Class Y
Prospectus:
Trading Symbol	DYPEX
Class T Prospectus | Dreyfus Emerging Markets Fund | Class T
Prospectus:
Trading Symbol	DRFTX